Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.4%)
Communication Services (4.9%)
*	Cargurus Inc.	589,126	17,161
*	Ziff Davis Inc.	392,559	14,752
*	IAC Inc.	244,325	11,224
	Iridium Communications Inc.	235,092	6,423
*	ZipRecruiter Inc. Class A	820,907	4,835
*	Yelp Inc.	70,337	2,605
	Playtika Holding Corp.	306,981	1,587
*	EverQuote Inc. Class A	52,380	1,372
*	Vimeo Inc.	235,261	1,238
*	Anterix Inc.	30,367	1,111
*	Clear Channel Outdoor Holdings Inc.	943,714	1,048
*	Roku Inc.	12,184	858
*	Mediaalpha Inc. Class A	53,438	494
	Sinclair Inc.	29,831	475
*	Bandwidth Inc. Class A	21,528	282
*	Magnite Inc.	11,301	129
			65,594
Consumer Discretionary (10.4%)
	Churchill Downs Inc.	178,852	19,865
*	Chewy Inc. Class A	278,647	9,059
*	Norwegian Cruise Line Holdings Ltd.	295,704	5,607
	Texas Roadhouse Inc.	32,679	5,445
*	Skechers USA Inc. Class A	89,657	5,091
*	Cavco Industries Inc.	9,062	4,709
*	Carvana Co.	19,719	4,123
*	Sally Beauty Holdings Inc.	454,728	4,106
	Pool Corp.	12,529	3,989
*	Duolingo Inc.	12,043	3,740
*	Adtalem Global Education Inc.	36,691	3,693
	Hasbro Inc.	58,761	3,613
	Travel & Leisure Co.	77,981	3,610
*	Sportradar Group AG Class A	154,133	3,332
*	Etsy Inc.	68,501	3,232
*	Frontdoor Inc.	80,438	3,090
*	Brinker International Inc.	20,666	3,080
*	Abercrombie & Fitch Co. Class A	34,566	2,640
*	Urban Outfitters Inc.	49,782	2,609
*	Cava Group Inc.	29,591	2,557
	Red Rock Resorts Inc. Class A	58,235	2,526
*	Dorman Products Inc.	20,253	2,441
*	Fox Factory Holding Corp.	103,118	2,407
*	Udemy Inc.	281,995	2,188
	Upbound Group Inc.	86,275	2,067
*	Light & Wonder Inc.	22,227	1,925
*	Tri Pointe Homes Inc.	55,972	1,787
	Wingstop Inc.	7,396	1,668
*	Shake Shack Inc. Class A	17,313	1,526
*	Warby Parker Inc. Class A	80,132	1,461
	Toll Brothers Inc.	13,348	1,409
*	Deckers Outdoor Corp.	12,552	1,403
*	Taylor Morrison Home Corp.	18,673	1,121
	Monarch Casino & Resort Inc.	12,763	992
*	Accel Entertainment Inc.	98,709	979
*	National Vision Holdings Inc.	76,354	976
*	Gentherm Inc.	35,873	959
*	Five Below Inc.	12,275	920
*	Modine Manufacturing Co.	11,563	887
	Build-A-Bear Workshop Inc.	22,907	851
*	Genesco Inc.	36,546	776

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	Hanesbrands Inc.	132,989	767
*	Coursera Inc.	104,931	699
*	Rush Street Interactive Inc.	63,255	678
*	Universal Technical Institute Inc.	25,913	665
*	Planet Fitness Inc. Class A	6,600	638
	PulteGroup Inc.	6,047	622
*	American Public Education Inc.	26,882	600
	OneSpaWorld Holdings Ltd.	33,233	558
	KB Home	9,099	529
*	KinderCare Learning Cos. Inc.	41,952	486
*	Valvoline Inc.	12,589	438
	American Eagle Outfitters Inc.	35,932	418
	Wolverine World Wide Inc.	28,598	398
*	Boot Barn Holdings Inc.	3,351	360
	Rocky Brands Inc.	20,302	353
	Standard Motor Products Inc.	13,776	343
	Boyd Gaming Corp.	5,070	334
	Carriage Services Inc.	7,503	291
*	Peloton Interactive Inc. Class A	42,812	271
	Dine Brands Global Inc.	11,188	260
	J Jill Inc.	13,015	254
	Steven Madden Ltd.	8,694	232
*	Sabre Corp.	70,288	198
*	Inspired Entertainment Inc.	16,989	145
*	Bright Horizons Family Solutions Inc.	1,105	140
*	Leslie's Inc.	161,791	119
	LCI Industries	1,351	118
*	Stoneridge Inc.	6,110	28
			139,401
Consumer Staples (1.8%)
*	Sprouts Farmers Market Inc.	31,342	4,784
	Turning Point Brands Inc.	64,275	3,820
	PriceSmart Inc.	33,064	2,905
	Coca-Cola Consolidated Inc.	2,002	2,703
	Energizer Holdings Inc.	55,076	1,648
*	Pilgrim's Pride Corp.	27,775	1,514
*	Herbalife Ltd.	143,038	1,234
	Utz Brands Inc.	80,611	1,135
	Cal-Maine Foods Inc.	10,395	945
	Natural Grocers by Vitamin Cottage Inc.	19,880	799
*	BellRing Brands Inc.	9,610	716
*	Honest Co. Inc.	107,255	504
*	Celsius Holdings Inc.	11,967	426
*	USANA Health Sciences Inc.	12,226	330
*	Mission Produce Inc.	22,320	234
			23,697
Energy (3.0%)
	Viper Energy Inc.	258,973	11,693
	Texas Pacific Land Corp.	3,501	4,639
	Matador Resources Co.	74,184	3,790
	Crescent Energy Co. Class A	258,018	2,900
	SM Energy Co.	76,343	2,286
	Excelerate Energy Inc. Class A	77,963	2,236
	Permian Resources Corp.	144,468	2,001
*	Oceaneering International Inc.	88,761	1,936
	Weatherford International plc	33,541	1,796
	Aris Water Solutions Inc. Class A	46,518	1,490
*	Gulfport Energy Corp.	5,722	1,054
*	REX American Resources Corp.	27,120	1,019
	Riley Exploration Permian Inc.	34,872	1,017
	Berry Corp.	272,513	875
*	Flowco Holdings Inc. Class A	26,328	675
	Core Natural Resources Inc.	7,868	607
*	Helix Energy Solutions Group Inc.	49,586	412
	Diversified Energy Co. plc	20,315	275
*	DMC Global Inc.	17,619	148
	Civitas Resources Inc.	3,794	132
			40,981

Small Company Growth Portfolio
		Shares	Market Value ($000)
Financials (8.1%)
*	Euronet Worldwide Inc.	187,529	20,037
*	Remitly Global Inc.	621,497	12,927
	Equitable Holdings Inc.	182,626	9,513
	First American Financial Corp.	93,736	6,152
*	Toast Inc. Class A	168,587	5,592
	WisdomTree Inc.	566,073	5,049
	Piper Sandler Cos.	19,251	4,768
	Moelis & Co. Class A	77,700	4,535
*	Skyward Specialty Insurance Group Inc.	78,705	4,165
*	NMI Holdings Inc.	107,505	3,876
*	Palomar Holdings Inc.	26,907	3,688
	Virtus Investment Partners Inc.	20,234	3,488
	Bank of NT Butterfield & Son Ltd.	71,100	2,767
*	SoFi Technologies Inc.	228,177	2,654
	Everest Group Ltd.	7,106	2,582
	Federated Hermes Inc.	47,131	1,922
	Universal Insurance Holdings Inc.	73,566	1,744
*	Payoneer Global Inc.	212,217	1,551
	Westamerica BanCorp	29,735	1,505
*	International Money Express Inc.	118,815	1,499
*	Bowhead Specialty Holdings Inc.	29,885	1,215
	MarketAxess Holdings Inc.	4,984	1,078
	Jefferies Financial Group Inc.	17,603	943
	American Coastal Insurance Corp. Class C	79,301	918
	Diamond Hill Investment Group Inc.	6,193	885
	Acadian Asset Management Inc.	33,490	866
*	Upstart Holdings Inc.	14,464	666
	Morningstar Inc.	2,080	624
	PROG Holdings Inc.	18,430	490
	AMERISAFE Inc.	4,710	247
*	AvidXchange Holdings Inc.	19,467	165
	Fidelis Insurance Holdings Ltd.	8,754	142
	Shore Bancshares Inc.	9,595	130
*	Flywire Corp.	12,679	120
			108,503
Health Care (24.5%)
*	Halozyme Therapeutics Inc.	256,874	16,391
*	Waystar Holding Corp.	425,945	15,913
*	Merit Medical Systems Inc.	148,585	15,707
*	Cooper Cos. Inc.	175,942	14,841
	STERIS plc	64,994	14,731
*	Doximity Inc. Class A	212,485	12,330
*	Veracyte Inc.	383,908	11,383
*	Madrigal Pharmaceuticals Inc.	26,991	8,940
*	Certara Inc.	891,790	8,829
*	Globus Medical Inc. Class A	115,868	8,482
*	Natera Inc.	53,851	7,615
*	HealthEquity Inc.	84,459	7,464
*	QuidelOrtho Corp.	200,250	7,003
*	Exelixis Inc.	187,703	6,930
*	Progyny Inc.	308,511	6,892
*	Tandem Diabetes Care Inc.	340,525	6,524
*	Neurocrine Biosciences Inc.	52,580	5,815
*	SpringWorks Therapeutics Inc.	127,658	5,634
	Bio-Techne Corp.	95,100	5,576
*	Insmed Inc.	66,837	5,099
*	Axogen Inc.	262,564	4,857
*	Medpace Holdings Inc.	15,220	4,637
*	Ionis Pharmaceuticals Inc.	152,686	4,607
*	Exact Sciences Corp.	98,058	4,245
*	Legend Biotech Corp. ADR	115,353	3,914
	HealthStream Inc.	120,922	3,891
*	Agios Pharmaceuticals Inc.	124,903	3,660
*	Tenet Healthcare Corp.	26,637	3,583
*	Ultragenyx Pharmaceutical Inc.	92,881	3,363
*	Option Care Health Inc.	95,640	3,343
*	Penumbra Inc.	12,434	3,325
*	Sotera Health Co.	283,180	3,302

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	ADMA Biologics Inc.	163,361	3,241
*	Omnicell Inc.	91,878	3,212
	CONMED Corp.	52,844	3,191
*	Veeva Systems Inc. Class A	13,567	3,143
*	IQVIA Holdings Inc.	16,612	2,929
	iRadimed Corp.	53,571	2,811
*	BioCryst Pharmaceuticals Inc.	364,566	2,734
*	Blueprint Medicines Corp.	30,565	2,705
*	LivaNova plc	60,809	2,389
*	Align Technology Inc.	14,733	2,340
*	Sarepta Therapeutics Inc.	36,612	2,337
*	Arvinas Inc.	331,052	2,324
*	Inspire Medical Systems Inc.	12,516	1,994
*	Hims & Hers Health Inc.	63,161	1,866
*	PTC Therapeutics Inc.	34,496	1,758
*	ACADIA Pharmaceuticals Inc.	103,158	1,713
*	Guardant Health Inc.	39,475	1,682
*	Jazz Pharmaceuticals plc	11,850	1,471
*	Arrowhead Pharmaceuticals Inc.	114,945	1,464
*	TG Therapeutics Inc.	36,349	1,433
*	Castle Biosciences Inc.	71,301	1,427
*	Keros Therapeutics Inc.	137,365	1,400
*	Teladoc Health Inc.	174,905	1,392
*	Nuvalent Inc. Class A	19,476	1,381
*	LifeStance Health Group Inc.	206,768	1,377
*	Novocure Ltd.	68,869	1,227
*	Phreesia Inc.	46,385	1,186
*	Bioventus Inc. Class A	127,982	1,171
*	Enanta Pharmaceuticals Inc.	206,071	1,137
	Stevanato Group SpA	53,645	1,095
*	Dyne Therapeutics Inc.	104,273	1,091
*	CareDx Inc.	56,770	1,008
*	Talkspace Inc.	385,284	986
*	Arcus Biosciences Inc.	119,758	940
	LeMaitre Vascular Inc.	11,165	937
*	Pennant Group Inc.	35,502	893
*	Catalyst Pharmaceuticals Inc.	35,760	867
*	Sage Therapeutics Inc.	108,525	863
*	RxSight Inc.	31,987	808
*	Quanterix Corp.	114,116	743
*	Ardelyx Inc.	149,060	732
*	Fulcrum Therapeutics Inc.	246,493	710
*	Joint Corp.	54,332	679
*	Twist Bioscience Corp.	17,151	673
*	CorVel Corp.	5,849	655
*	Aurinia Pharmaceuticals Inc.	79,422	639
*	Rigel Pharmaceuticals Inc.	34,309	617
*	Alector Inc.	495,299	609
*	AnaptysBio Inc.	31,400	584
*	Bridgebio Pharma Inc.	16,896	584
*	Alkermes plc	17,568	580
*	Tactile Systems Technology Inc.	43,805	579
*	Arcturus Therapeutics Holdings Inc.	53,447	566
*	Aerovate Therapeutics Inc.	206,413	518
*	Novavax Inc.	79,805	512
*	Viridian Therapeutics Inc.	36,450	491
*	Adaptive Biotechnologies Corp.	65,053	483
*	Apellis Pharmaceuticals Inc.	21,308	466
*	Organogenesis Holdings Inc.	103,397	447
*	Ironwood Pharmaceuticals Inc.	300,020	441
*	Aclaris Therapeutics Inc.	282,349	432
*	MacroGenics Inc.	333,845	424
*	Crinetics Pharmaceuticals Inc.	11,986	402
*	Arcutis Biotherapeutics Inc.	24,736	387
*	MannKind Corp.	69,637	350
*	Viemed Healthcare Inc.	45,874	334
	Mesa Laboratories Inc.	2,764	328
*	10X Genomics Inc. Class A	37,473	327
*	Iovance Biotherapeutics Inc.	89,976	300
*	SI-BONE Inc.	21,381	300

Small Company Growth Portfolio
		Shares	Market Value ($000)
*,1	Agenus Inc.	197,612	297
*	Avidity Biosciences Inc.	9,969	294
*	Puma Biotechnology Inc.	98,741	292
*	Neumora Therapeutics Inc.	281,518	282
*	HilleVax Inc.	192,703	279
*	Xencor Inc.	25,628	273
*	Nurix Therapeutics Inc.	20,274	241
*	Vir Biotechnology Inc.	33,886	220
*	RAPT Therapeutics Inc.	177,563	217
*	Vaxcyte Inc.	5,413	204
*	Foghorn Therapeutics Inc.	53,644	196
*,1	ADC Therapeutics SA	137,171	193
*	Community Health Systems Inc.	71,052	192
*	Fate Therapeutics Inc.	237,600	188
*	Terns Pharmaceuticals Inc.	66,964	185
*	Amylyx Pharmaceuticals Inc.	49,713	176
	Encompass Health Corp.	1,694	172
*	NeoGenomics Inc.	17,949	170
*	Codexis Inc.	62,223	167
*	Pacira BioSciences Inc.	6,468	161
*	CytomX Therapeutics Inc.	235,814	150
*	Black Diamond Therapeutics Inc.	93,180	144
*	Mersana Therapeutics Inc.	408,394	141
*	Owens & Minor Inc.	15,623	141
*	Praxis Precision Medicines Inc.	3,578	135
	Select Medical Holdings Corp.	7,791	130
*	Coherus Biosciences Inc.	155,613	126
*	Larimar Therapeutics Inc.	57,821	124
*	Charles River Laboratories International Inc.	785	118
*	WaVe Life Sciences Ltd.	13,647	110
*	4D Molecular Therapeutics Inc.	31,049	100
*	Stoke Therapeutics Inc.	14,852	99
*	Karyopharm Therapeutics Inc.	24,247	91
*	MEI Pharma Inc.	36,960	81
*	ALX Oncology Holdings Inc.	122,837	77
*	Shattuck Labs Inc.	81,363	77
*,1,2	Cartesian Therapeutics Inc.	414,811	75
*	Biohaven Ltd.	2,929	70
*	Voyager Therapeutics Inc.	17,869	60
*	Verrica Pharmaceuticals Inc.	119,252	53
*	Affimed NV	53,893	39
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $1,125)	107,359	24
			329,205
Industrials (22.4%)
	RB Global Inc. (XTSE)	255,931	25,670
	Applied Industrial Technologies Inc.	67,980	15,319
	Alight Inc. Class A	2,554,093	15,146
	Federal Signal Corp.	189,522	13,939
	Sensata Technologies Holding plc	544,745	13,221
	Curtiss-Wright Corp.	34,931	11,083
*	Kirby Corp.	108,940	11,004
*	Generac Holdings Inc.	79,720	10,097
*	Middleby Corp.	64,907	9,865
*	ACV Auctions Inc. Class A	605,617	8,533
	TriNet Group Inc.	103,608	8,210
	JBT Marel Corp.	65,566	8,012
	Toro Co.	94,286	6,859
	Comfort Systems USA Inc.	21,175	6,825
	GFL Environmental Inc. (XTSE)	123,742	5,978
	EMCOR Group Inc.	15,391	5,689
	Timken Co.	73,237	5,264
*	Core & Main Inc. Class A	107,078	5,173
	Griffon Corp.	69,550	4,973
*	Cimpress plc	104,343	4,719
	EnerSys	48,885	4,477
	UFP Industries Inc.	38,571	4,129
*	Standardaero Inc.	154,444	4,114
	Primoris Services Corp.	71,446	4,102
	ESCO Technologies Inc.	25,403	4,042

Small Company Growth Portfolio
		Shares	Market Value ($000)
	Allison Transmission Holdings Inc.	38,589	3,692
*	Legalzoom.com Inc.	398,720	3,433
*	XPO Inc.	31,893	3,431
	BWX Technologies Inc.	34,111	3,365
*	SPX Technologies Inc.	24,517	3,157
	Interface Inc.	158,701	3,149
	Pitney Bowes Inc.	346,371	3,135
*	Sterling Infrastructure Inc.	27,478	3,111
*	Lyft Inc. Class A	251,630	2,987
	Mueller Water Products Inc. Class A	116,392	2,959
	Maximus Inc.	41,925	2,859
	Vertiv Holdings Co. Class A	33,940	2,450
	Lennox International Inc.	4,312	2,418
*	Huron Consulting Group Inc.	15,443	2,215
	Herc Holdings Inc.	14,978	2,011
	FTAI Aviation Ltd.	16,775	1,863
	Costamare Inc.	188,439	1,854
	Apogee Enterprises Inc.	39,426	1,827
*	Liquidity Services Inc.	58,790	1,823
	Trinity Industries Inc.	63,449	1,780
*	Paylocity Holding Corp.	9,397	1,760
*	Energy Recovery Inc.	104,766	1,665
*	Gibraltar Industries Inc.	26,119	1,532
*	MRC Global Inc.	129,920	1,491
*	DXP Enterprises Inc.	15,954	1,312
*	Sun Country Airlines Holdings Inc.	102,759	1,266
	Heidrick & Struggles International Inc.	29,314	1,255
	Barrett Business Services Inc.	29,686	1,222
	Argan Inc.	8,068	1,058
	Watts Water Technologies Inc. Class A	5,095	1,039
*	Upwork Inc.	71,612	935
	Powell Industries Inc.	5,315	905
	Leonardo DRS Inc.	27,426	902
*	Graham Corp.	30,929	891
	Genpact Ltd.	16,612	837
	Douglas Dynamics Inc.	30,764	715
	Gorman-Rupp Co.	19,406	681
*	IES Holdings Inc.	3,926	648
	McGrath RentCorp.	5,006	558
*	Blue Bird Corp.	17,013	551
	REV Group Inc.	17,345	548
	Marten Transport Ltd.	38,512	528
*	Franklin Covey Co.	18,220	503
*	Fluor Corp.	13,935	499
	CRA International Inc.	2,806	486
	Allient Inc.	21,569	474
	Preformed Line Products Co.	3,384	474
*	Innodata Inc.	13,023	467
	LSI Industries Inc.	27,350	465
	Mueller Industries Inc.	6,026	459
	Landstar System Inc.	2,750	413
*	American Superconductor Corp.	21,979	399
	Worthington Enterprises Inc.	7,764	389
	Enerpac Tool Group Corp.	8,313	373
	ICF International Inc.	4,107	349
	Franklin Electric Co. Inc.	3,257	306
*	American Woodmark Corp.	4,912	289
*	Hillman Solutions Corp.	32,282	284
*	NEXTracker Inc. Class A	6,726	283
*	Rocket Lab USA Inc.	14,293	256
	Boise Cascade Co.	2,574	252
	Armstrong World Industries Inc.	1,712	241
*	IBEX Holdings Ltd.	8,686	211
*	American Airlines Group Inc.	19,257	203
*	ExlService Holdings Inc.	3,477	164
	Virco Mfg. Corp.	14,527	137
	Quad / Graphics Inc.	20,835	114
*	Bloom Energy Corp. Class A	5,533	109
*	Orion Group Holdings Inc.	20,643	108

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	Wheels Up Experience Inc.	79,811	81
			301,049
Information Technology (17.2%)
*	Trimble Inc.	264,712	17,378
*	Dynatrace Inc.	351,520	16,574
*	GLOBALFOUNDRIES Inc.	363,803	13,428
*	Blackbaud Inc.	147,897	9,177
*	Sprout Social Inc. Class A	412,584	9,073
*	Tenable Holdings Inc.	259,325	9,071
*	Elastic NV	90,920	8,101
*	nCino Inc.	276,522	7,596
*	ON Semiconductor Corp.	183,189	7,454
*	Alkami Technology Inc.	258,875	6,795
*	Manhattan Associates Inc.	34,683	6,002
*	Monday.com Ltd.	22,181	5,393
*	Commvault Systems Inc.	28,012	4,419
*	Dropbox Inc. Class A	163,520	4,368
*	N-able Inc.	609,644	4,322
*	Pure Storage Inc. Class A	95,200	4,214
*	Extreme Networks Inc.	274,601	3,633
*	Consensus Cloud Solutions Inc.	155,142	3,581
*	RingCentral Inc. Class A	137,989	3,417
*	Wix.com Ltd.	19,145	3,128
*	Okta Inc.	29,706	3,126
*	Olo Inc. Class A	515,853	3,116
*	Fabrinet	12,936	2,555
*	8x8 Inc.	1,237,086	2,474
*	PROS Holdings Inc.	124,084	2,361
*	ACI Worldwide Inc.	42,678	2,335
*	Semtech Corp.	63,200	2,174
*	UiPath Inc. Class A	205,214	2,114
*	Domo Inc. Class B	267,476	2,076
	OneSpan Inc.	135,285	2,063
*	Teradata Corp.	88,808	1,996
*	Gitlab Inc. Class A	41,801	1,965
*	LiveRamp Holdings Inc.	67,977	1,777
*	Confluent Inc. Class A	72,736	1,705
*	Sanmina Corp.	22,366	1,704
*	BigCommerce Holdings Inc. Series 1	276,045	1,590
*	Nutanix Inc. Class A	22,446	1,567
*	FARO Technologies Inc.	55,951	1,527
*	Credo Technology Group Holding Ltd.	37,782	1,517
*	AppLovin Corp. Class A	5,701	1,511
*	Rapid7 Inc.	56,614	1,501
*	Harmonic Inc.	154,973	1,486
*	DigitalOcean Holdings Inc.	44,143	1,474
*	Workiva Inc.	17,867	1,356
*	Q2 Holdings Inc.	16,466	1,317
*	Braze Inc. Class A	35,968	1,298
*	CEVA Inc.	50,545	1,294
*	Penguin Solutions Inc.	73,947	1,284
*	Rambus Inc.	24,141	1,250
*	MaxLinear Inc.	114,112	1,239
*	Procore Technologies Inc.	18,511	1,222
*	Arlo Technologies Inc.	118,155	1,166
*	Ultra Clean Holdings Inc.	53,085	1,137
*	Weave Communications Inc.	98,893	1,097
	Amkor Technology Inc.	58,400	1,055
*	IonQ Inc.	46,993	1,037
	Climb Global Solutions Inc.	9,300	1,030
	MKS Instruments Inc.	12,697	1,018
*	FormFactor Inc.	34,354	972
*	Appian Corp. Class A	32,933	949
*	PDF Solutions Inc.	47,829	914
*	Impinj Inc.	9,838	892
*	eGain Corp.	167,975	815
*	Guidewire Software Inc.	4,126	773
*	Freshworks Inc. Class A	53,331	752
*	Ambarella Inc.	14,789	744

Small Company Growth Portfolio
		Shares	Market Value ($000)
*	Zeta Global Holdings Corp. Class A	53,062	719
*	SentinelOne Inc. Class A	38,888	707
*	CPI Card Group Inc.	23,283	679
*	MARA Holdings Inc.	58,134	669
*	Ooma Inc.	50,764	664
	Jabil Inc.	4,645	632
*	SkyWater Technology Inc.	88,423	627
*	Calix Inc.	17,462	619
	Sapiens International Corp. NV	22,176	601
*	Backblaze Inc. Class A	115,258	557
*,1	SoundHound AI Inc. Class A	67,442	548
*	Turtle Beach Corp.	35,501	507
*	Five9 Inc.	17,815	484
*	Couchbase Inc.	30,082	474
*	Kaltura Inc.	242,667	456
*	ACM Research Inc. Class A	16,071	375
*	Daktronics Inc.	30,440	371
*	Appfolio Inc. Class A	1,666	366
*	Axcelis Technologies Inc.	7,374	366
	InterDigital Inc.	1,644	340
*	BILL Holdings Inc.	7,357	338
*	Asana Inc. Class A	22,584	329
	Kulicke & Soffa Industries Inc.	9,882	326
*	inTEST Corp.	35,304	247
*	Core Scientific Inc.	32,084	232
*	Alpha & Omega Semiconductor Ltd.	9,225	229
*	Yext Inc.	31,327	193
*	Ouster Inc.	21,284	191
*	Viavi Solutions Inc.	16,688	187
*	Blend Labs Inc. Class A	45,346	152
*	Itron Inc.	1,370	143
*	Arteris Inc.	18,560	128
*	Aurora Innovation Inc.	18,982	128
*	Ichor Holdings Ltd.	4,894	111
*	Upland Software Inc.	34,832	100
*	D-Wave Quantum Inc.	12,198	93
			231,337
Materials (2.0%)
	Louisiana-Pacific Corp.	40,100	3,688
*	Axalta Coating Systems Ltd.	109,759	3,641
	Eagle Materials Inc.	15,895	3,528
	Carpenter Technology Corp.	18,826	3,411
	Innospec Inc.	27,307	2,587
	United States Lime & Minerals Inc.	28,274	2,499
	Myers Industries Inc.	146,248	1,745
	Kaiser Aluminum Corp.	23,660	1,434
	Sealed Air Corp.	47,653	1,377
	Ardagh Metal Packaging SA	250,797	757
	Balchem Corp.	4,214	700
*	Core Molding Technologies Inc.	29,356	446
*	Constellium SE	39,873	402
	Sylvamo Corp.	4,869	327
	Koppers Holdings Inc.	5,786	162
			26,704
Real Estate (0.7%)
*	Jones Lang LaSalle Inc.	14,942	3,704
	Armada Hoffler Properties Inc.	265,303	1,992
*	Compass Inc. Class A	154,940	1,353
	Ryman Hospitality Properties Inc.	11,435	1,046
	Universal Health Realty Income Trust	21,106	865
	Phillips Edison & Co. Inc.	22,118	807
	Postal Realty Trust Inc. Class A	10,494	150
	Tanger Inc.	4,090	138
			10,055
Utilities (0.4%)
	NRG Energy Inc.	60,906	5,814

Small Company Growth Portfolio
		Shares	Market Value ($000)
	Unitil Corp.	2,623	151
			5,965
Total Common Stocks (Cost $1,421,358)			1,282,491
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.342% (Cost $62,088)	620,885	62,082
Total Investments (100.0%) (Cost $1,483,446)			1,344,573
Other Assets and Liabilities—Net (0.0%)			143
Net Assets (100%)			1,344,716
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $793.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $24, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,284 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	314	31,825	(562)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small Company Growth Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,282,392	24	75	1,282,491
Temporary Cash Investments	62,082	—	—	62,082
Total	1,344,474	24	75	1,344,573
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(562)	—	—	(562)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.